Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Current
China			$ 54,719
Deferred
China	29,178	$ 6,493
Benefit from (Provision for) income taxes	$ (29,178)	$ 61,212	$ 61,212